Employee Retirement Benefit	12 Months Ended
Dec. 31, 2012
Employee Retirement Benefit
Employee Retirement Benefit

9. Employee Retirement Benefit

Full time employees in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to make contributions based on certain percentages of the employees’ basic salaries. Other than the contribution, there is no further obligation under these plans. The total contributions and accruals made for such employee benefits was $548,282, $2,651,763 and $5,280,299 for the years ended December 31, 2010, 2011 and 2012, respectively.